UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 1 of its series: Allspring Income Plus ETF.

Date of reporting period: March 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

March 31, 2025

Income Plus ETF (AINP)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Income Plus ETF for the period from December 4, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Income Plus ETF	$11	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$211,535,599
# of portfolio holdings	370
Portfolio turnover rate	123%
Total advisory fees paid	$144,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	9.4
U.S. Treasury Notes, 4.00%, 2-28-2030	6.4
FNMA, 6.50%, 4-15-2055	6.3
FNMA, 6.00%, 4-15-2055	6.3
GNMA, 6.00%, 4-15-2055	5.2
U.K. Gilts, 3.25%, 1-31-2033	3.6
U.S. Treasury Notes, 3.88%, 3-31-2027	2.8
U.S. Treasury Notes, 4.63%, 2-15-2035	1.9
GNMA, 5.50%, 4-15-2055	1.7
SPDR Portfolio High Yield Bond ETF	1.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.8
AA/Aa	38.9
A/A	7.3
BBB/Baa	22.8
BB/Ba	11.4
B/B	8.1
CCC/Caa and below	1.8
Not rated	2.9
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	25.2
Corporate bonds and notes	22.9
U.S. Treasury securities	11.1
Foreign corporate bonds and notes	9.8
Yankee corporate bonds and notes	9.0
Foreign government bonds	7.9
Asset-backed securities	5.8
Non-agency mortgage-backed securities	3.6
Yankee government bonds	2.4
Investment companies	1.4
Loans	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAINP 03-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Income Plus ETF (AINP)
Long Form Financial Statements
Semi-Annual Report
March 31, 2025

Allspring Income Plus ETF | 1

Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.77%
FNMA%%	5.50%	4-15-2055	$2,105,000	$2,102,202
FNMA%%	6.00	4-15-2055	13,055,000	13,259,206
FNMA%%	6.50	4-15-2055	12,935,000	13,337,530
GNMA%%	5.00	4-15-2055	1,880,000	1,849,059
GNMA%%	5.50	4-15-2055	3,585,000	3,592,368
GNMA%%	6.00	4-15-2055	10,865,000	11,026,792
GNMA%%	6.50	4-15-2055	19,465,000	19,925,306
Total agency securities (Cost $64,940,817)				65,092,463
Asset-backed securities: 7.06%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	153,126
Avant Loans Funding Trust Series 2024-REV1 Class B144A##	6.17	10-15-2033	1,000,000	1,015,556
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	300,000	294,303
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	500,000	513,117
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	220,674
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	965,624	967,455
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	349,125	362,123
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	156,747	157,560
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	800,000	828,292
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	499,404	491,944
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	1,008,000	971,194
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	340,000	343,140
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.46	8-17-2042	1,000,000	997,501
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.23	10-16-2036	270,000	262,192
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	200,000	182,815
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	560,000	560,219
PFS Financing Corp. Series 2022-D Class A144A##	4.27	8-15-2027	1,120,000	1,118,100
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	500,000	493,224
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	498,750	486,927
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A##	6.43	12-22-2031	1,000,000	1,012,646
Subway Funding LLC Series 2024-3A Class A23144A##	5.91	7-30-2054	1,097,250	1,081,994
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	100,000	101,203
Taco Bell Funding LLC Series 2018-1A Class A2II144A##	4.94	11-25-2048	1,095,375	1,093,054
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	200,000	200,116
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	285,000	288,834
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	420,000	429,349
Ziply Fiber Issuer LLC Series 2024-1A Class B144A	7.81	4-20-2054	300,000	311,029
Total asset-backed securities (Cost $14,908,196)				14,937,687
The accompanying notes are an integral part of these financial statements.
2 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 27.97%
Basic materials: 0.66%
Chemicals: 0.47%
LYB International Finance III LLC	5.50%	3-1-2034	$1,005,000	$998,183
Iron/steel: 0.19%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	410,000	393,423
Communications: 2.87%
Advertising: 0.11%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	234,000	240,333
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	5,000	4,571
				244,904
Internet: 0.68%
Arches Buyer, Inc.144A	6.13	12-1-2028	265,000	232,736
Booking Holdings, Inc.	4.13	5-12-2033	635,000	710,706
Cablevision Lightpath LLC144A	5.63	9-15-2028	203,000	186,098
MercadoLibre, Inc.	3.13	1-14-2031	350,000	310,154
				1,439,694
Media: 1.70%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	776,000	638,260
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	185,000	119,626
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	615,000	408,375
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	355,000	366,555
CSC Holdings LLC144A	5.50	4-15-2027	186,000	172,202
DISH Network Corp.144A	11.75	11-15-2027	234,000	246,420
News Corp.144A	5.13	2-15-2032	955,000	910,752
Nexstar Media, Inc.144A	5.63	7-15-2027	150,000	147,769
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	605,000	578,298
				3,588,257
Telecommunications: 0.38%
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	500,000	453,669
Level 3 Financing, Inc.144A	3.75	7-15-2029	54,000	39,284
Level 3 Financing, Inc.144A	4.50	4-1-2030	119,000	95,200
Level 3 Financing, Inc.144A	10.75	12-15-2030	197,000	217,685
				805,838
Consumer, cyclical: 3.79%
Airlines: 0.39%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	301,695	292,374
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	11-15-2025	222,083	220,566
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88%	1-15-2026	$245,760	$245,316
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	59,670	60,765
				819,021
Apparel: 0.10%
Crocs, Inc.144A	4.13	8-15-2031	250,000	220,462
Auto manufacturers: 0.70%
Ford Motor Co.	3.25	2-12-2032	315,000	259,605
Ford Motor Co.	6.10	8-19-2032	275,000	269,639
Ford Motor Credit Co. LLC	5.11	5-3-2029	660,000	636,228
Hyundai Capital America144A	5.30	3-19-2027	300,000	303,237
				1,468,709
Entertainment: 0.52%
Warnermedia Holdings, Inc.	4.28	3-15-2032	465,000	409,683
Warnermedia Holdings, Inc.	5.14	3-15-2052	945,000	688,902
				1,098,585
Leisure time: 0.29%
Sabre Global, Inc.144A	10.75	11-15-2029	605,000	609,402
Lodging: 0.39%
Las Vegas Sands Corp.	6.20	8-15-2034	830,000	832,258
Retail: 0.85%
FirstCash, Inc.144A	6.88	3-1-2032	600,000	607,472
Kohl’s Corp.	4.63	5-1-2031	442,000	308,473
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	388,000	354,553
Michaels Cos., Inc.144A	7.88	5-1-2029	268,000	142,170
Saks Global Enterprises LLC144A	11.00	12-15-2029	370,000	299,737
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	79,000	81,487
				1,793,892
Toys/games/hobbies: 0.55%
Hasbro, Inc.	6.05	5-14-2034	460,000	472,154
Mattel, Inc.144A	5.88	12-15-2027	695,000	696,796
				1,168,950
Consumer, non-cyclical: 2.51%
Agriculture: 0.11%
BAT Capital Corp.	6.25	8-15-2055	230,000	229,528
Commercial services: 1.09%
GEO Group, Inc.	8.63	4-15-2029	597,000	627,178
GEO Group, Inc.	10.25	4-15-2031	140,000	152,177
Global Payments, Inc.	4.88	3-17-2031	735,000	829,262
Global Payments, Inc.	5.95	8-15-2052	190,000	183,839
The accompanying notes are an integral part of these financial statements.
4 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Hertz Corp.144A	12.63%	7-15-2029	$260,000	$234,774
Upbound Group, Inc.144A	6.38	2-15-2029	290,000	274,187
				2,301,417
Food: 0.52%
Mars, Inc.144A##	4.80	3-1-2030	1,090,000	1,096,235
Healthcare-services: 0.60%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	273,000	268,951
DaVita, Inc.144A	6.88	9-1-2032	465,000	467,609
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	90,000	86,364
Star Parent, Inc.144A	9.00	10-1-2030	344,000	339,065
UnitedHealth Group, Inc.	5.63	7-15-2054	115,000	112,885
				1,274,874
Pharmaceuticals: 0.19%
AdaptHealth LLC144A	5.13	3-1-2030	141,000	128,474
Viatris, Inc.	3.85	6-22-2040	390,000	283,512
				411,986
Energy: 3.77%
Energy-alternate sources: 0.10%
TerraForm Power Operating LLC144A	4.75	1-15-2030	240,000	222,905
Oil & gas: 1.94%
APA Corp.144A	5.25	2-1-2042	182,000	152,222
BP Capital Markets America, Inc.	5.23	11-17-2034	865,000	869,445
California Resources Corp.144A	8.25	6-15-2029	189,000	192,075
ConocoPhillips Co.	5.50	1-15-2055	470,000	454,221
ConocoPhillips Co.	5.65	1-15-2065	75,000	72,388
Coterra Energy, Inc.	5.40	2-15-2035	150,000	147,623
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	122,000	124,031
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	108,000	114,763
Expand Energy Corp.	5.38	3-15-2030	580,000	575,759
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	266,000	247,844
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	10,000	10,248
Nabors Industries, Inc.144A	8.88	8-15-2031	195,000	169,317
Nabors Industries, Inc.144A	9.13	1-31-2030	273,000	273,091
Occidental Petroleum Corp.	6.13	1-1-2031	675,000	693,779
				4,096,806
Oil & gas services: 0.19%
Bristow Group, Inc.144A	6.88	3-1-2028	228,000	225,670
Oceaneering International, Inc.	6.00	2-1-2028	187,000	185,020
				410,690
Pipelines: 1.54%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	43,000	43,718
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Buckeye Partners LP	5.85%	11-15-2043	$40,000	$35,365
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	500,000	526,830
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	113,000	118,915
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	390,000	389,540
ONEOK, Inc.	5.05	4-1-2045	75,000	64,942
Prairie Acquiror LP144A	9.00	8-1-2029	505,000	514,034
Rockies Express Pipeline LLC144A	6.88	4-15-2040	130,000	126,909
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	380,000	377,055
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	382,000	362,400
Venture Global LNG, Inc.144A	8.38	6-1-2031	188,000	190,685
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	531,000	503,913
				3,254,306
Financial: 8.25%
Banks: 2.30%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	230,000	225,664
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	545,000	533,627
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	230,000	232,689
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	350,000	341,265
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	340,000	336,625
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	380,000	377,838
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	935,000	820,129
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	530,000	517,756
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	205,000	225,838
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	380,000	392,126
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	795,000	857,635
				4,861,192
Diversified financial services: 1.34%
Aircastle Ltd.144A	5.95	2-15-2029	570,000	586,191
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	525,000	558,774
Citadel LP144A	6.38	1-23-2032	715,000	733,627
Computershare U.S., Inc.	1.13	10-7-2031	415,000	384,870
PRA Group, Inc.144A	5.00	10-1-2029	625,000	575,647
				2,839,109
Insurance: 1.86%
AssuredPartners, Inc.144A	5.63	1-15-2029	47,000	46,902
BroadStreet Partners, Inc.144A	5.88	4-15-2029	588,000	565,039
CNO Financial Group, Inc.	6.45	6-15-2034	945,000	985,478
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	170,000	145,185
MetLife, Inc.##	6.40	12-15-2036	1,255,000	1,272,892
The accompanying notes are an integral part of these financial statements.
6 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50%	10-1-2050	$115,000	$106,848
Pine Street Trust III144A	6.22	5-15-2054	575,000	588,727
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	235,000	212,058
				3,923,129
Investment Companies: 0.92%
Ares Capital Corp. BDC	2.88	6-15-2028	355,000	330,421
Blue Owl Capital Corp. BDC	2.63	1-15-2027	985,000	937,929
Golub Capital Private Credit Fund BDC144A	5.88	5-1-2030	680,000	673,309
				1,941,659
REITs: 1.83%
Brandywine Operating Partnership LP	8.30	3-15-2028	371,000	384,246
EPR Properties	3.75	8-15-2029	570,000	534,379
Essential Properties LP	2.95	7-15-2031	740,000	641,694
Iron Mountain, Inc.144A	4.50	2-15-2031	200,000	183,337
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	620,000	636,356
Piedmont Operating Partnership LP	9.25	7-20-2028	425,000	468,300
Realty Income Corp.	5.13	7-6-2034	415,000	483,113
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	665,000	546,497
				3,877,922
Industrial: 1.78%
Building materials: 0.60%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	385,000	317,144
JELD-WEN, Inc.144A	7.00	9-1-2032	390,000	345,992
Quikrete Holdings, Inc.144A	6.75	3-1-2033	600,000	597,270
				1,260,406
Engineering & construction: 0.46%
MasTec, Inc.144A	4.50	8-15-2028	1,000,000	976,674
Packaging & containers: 0.25%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	515,000	522,285
Transportation: 0.47%
J.B. Hunt Transport Services, Inc.	4.90	3-15-2030	990,000	996,109
Technology: 2.38%
Computers: 1.06%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	555,000	553,561
Dell International LLC/EMC Corp.%%	4.75	4-1-2028	200,000	200,914
Kyndryl Holdings, Inc.	4.10	10-15-2041	850,000	658,856
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Computers(continued)
Leidos, Inc.	5.50%	3-15-2035		$310,000	$309,014
NetApp, Inc.	5.70	3-17-2035		520,000	519,128
					2,241,473
Semiconductors: 0.79%
Entegris, Inc.144A	4.75	4-15-2029		355,000	342,231
Foundry JV Holdco LLC144A	5.90	1-25-2033		490,000	498,615
Foundry JV Holdco LLC144A	6.30	1-25-2039		655,000	678,374
Intel Corp.	5.60	2-21-2054		165,000	150,051
					1,669,271
Software: 0.53%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		704,000	660,360
Cloud Software Group, Inc.144A	8.25	6-30-2032		273,000	277,567
Cloud Software Group, Inc.144A	9.00	9-30-2029		192,000	191,499
					1,129,426
Utilities: 1.96%
Electric: 1.96%
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		400,000	397,190
Duke Energy Corp.	3.10	6-15-2028		245,000	265,307
Duke Energy Corp.	3.85	6-15-2034		300,000	316,935
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		255,000	265,331
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		360,000	354,102
Oglethorpe Power Corp.	4.25	4-1-2046		385,000	305,324
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		650,000	638,854
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		915,000	893,355
Southern California Edison Co.	5.90	3-1-2055		440,000	423,694
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		285,000	281,378
					4,141,470
Total corporate bonds and notes (Cost $59,516,200)					59,160,450
Foreign corporate bonds and notes: 11.98%
Basic materials: 0.13%
Mining: 0.13%
Anglo American Capital PLC	4.75	9-21-2032	EUR	240,000	273,114
Communications: 3.02%
Internet: 0.27%
United Group BV144A	6.50	10-31-2031	EUR	525,000	571,122
Media: 0.17%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	420,000	371,866
The accompanying notes are an integral part of these financial statements.
8 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications: 2.58%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38%	12-20-2083	GBP	265,000	$364,571
Chorus Ltd.	3.63	9-7-2029	EUR	365,000	400,140
Eutelsat SA	1.50	10-13-2028	EUR	300,000	253,583
Fibercop SpA	1.63	1-18-2029	EUR	390,000	380,065
Koninklijke KPN NV	3.88	7-3-2031	EUR	600,000	668,842
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	500,000	539,609
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	100,000	99,907
Telecom Italia SpA	1.63	1-18-2029	EUR	250,000	249,037
Telefonica Emisiones SA	4.18	11-21-2033	EUR	600,000	662,700
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	229,236
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	485,000	521,022
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	320,000	322,232
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00	8-30-2086	GBP	150,000	206,938
Zegona Finance PLC144A	6.75	7-15-2029	EUR	485,000	553,274
					5,451,156
Consumer, cyclical: 1.52%
Entertainment: 0.98%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	395,000	424,444
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	477,000	543,619
Motion Finco Sarl	7.38	6-15-2030	EUR	450,000	480,953
Universal Music Group NV	4.00	6-13-2031	EUR	560,000	623,437
					2,072,453
Leisure time: 0.27%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	200,000	273,037
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	265,000	287,977
					561,014
Lodging: 0.27%
AccorInvest Group SA	6.38	10-15-2029	EUR	515,000	572,827
Consumer, non-cyclical: 2.28%
Agriculture: 0.27%
BAT International Finance PLC	2.25	1-16-2030	EUR	550,000	567,611
Biotechnology: 0.25%
Cidron Aida Finco Sarl	5.00	4-1-2028	EUR	490,000	533,219
Commercial services: 0.64%
Nexi SpA	2.13	4-30-2029	EUR	250,000	255,119
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	450,000	500,151
Verisure Holding AB	5.50	5-15-2030	EUR	250,000	276,794
Worldline SA	4.13	9-12-2028	EUR	300,000	322,812
					1,354,876
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food: 0.57%
Iceland Bondco PLC144A	4.38%	5-15-2028	GBP	500,000	$588,497
Market Bidco Finco PLC	5.50	11-4-2027	GBP	500,000	616,810
					1,205,307
Healthcare-services: 0.35%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	150,000	172,792
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	490,000	558,353
					731,145
Pharmaceuticals: 0.20%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	400,000	431,006
Energy: 0.77%
Oil & gas: 0.51%
Aker BP ASA	1.13	5-12-2029	EUR	450,000	447,879
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	117,885
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	500,000	502,777
					1,068,541
Oil & gas services: 0.26%
OEG Finance PLC	7.25	9-27-2029	EUR	500,000	557,618
Financial: 2.41%
Banks: 1.48%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	600,000	639,048
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	600,000	663,134
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	462,395
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	400,000	457,006
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	235,524
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	198,839
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	466,026
					3,121,972
Insurance: 0.44%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	440,000	503,234
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	440,000	428,055
					931,289
The accompanying notes are an integral part of these financial statements.
10 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.38%
Aedas Homes Opco SL144A	4.00%	8-15-2026	EUR	265,000	$284,968
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	500,000	523,973
					808,941
REITs: 0.11%
Unibail-Rodamco-Westfield SE (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	200,000	234,993
Government securities: 0.26%
Multi-national: 0.26%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	600,000	552,436
Industrial: 0.10%
Machinery-diversified: 0.10%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	8.04	7-15-2029	EUR	200,000	219,796
Technology: 0.50%
Computers: 0.36%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	265,000	289,424
Teleperformance SE	5.75	11-22-2031	EUR	400,000	462,640
					752,064
Software: 0.14%
Asmodee Group AB	5.75	12-15-2029	EUR	266,667	299,063
Utilities: 0.99%
Electric: 0.46%
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.86%)ʊ±	7.50	9-6-2028	EUR	600,000	711,138
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	235,000	263,680
					974,818
Gas: 0.30%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	635,000	637,473
Water: 0.23%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	435,000	478,729
Total foreign corporate bonds and notes (Cost $24,698,965)					25,334,449
Foreign government bonds: 9.62%
Australia: 0.86%
Australia##	2.75	11-21-2028	AUD	3,010,000	1,818,620
Brazil: 1.31%
Brazil##	10.00	1-1-2027	BRL	17,000,000	2,773,450
Colombia: 0.92%
Colombia TES##	7.75	9-18-2030	COP	9,500,000,000	1,947,471
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Indonesia: 0.87%
Indonesia##	6.88%	4-15-2029	IDR	30,500,000,000	$1,849,155
South Africa: 0.68%
Republic of South Africa##	8.00	1-31-2030	ZAR	27,595,000	1,441,309
United Kingdom: 4.98%
U.K. Gilts##	3.25	1-31-2033	GBP	6,460,000	7,658,599
U.K. Gilts##	4.13	7-22-2029	GBP	2,225,000	2,863,761
					10,522,360
Total foreign government bonds (Cost $19,973,364)					20,352,365

	Shares
Investment companies: 1.67%
Exchange-traded funds: 1.67%
SPDR Portfolio High Yield Bond ETF	151,214	3,541,432
Total investment companies (Cost $3,566,684)		3,541,432

			Principal
Loans: 1.09%
Communications: 0.10%
Media: 0.01%
Directv Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.55	8-2-2027	$18,727	18,729
Telecommunications: 0.09%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-17-2029	200,000	199,000
Consumer, cyclical: 0.61%
Airlines: 0.06%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	9.30	4-20-2028	70,000	71,378
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)‡±	8.05	3-26-2031	45,000	44,663
				116,041
Auto parts & equipment: 0.10%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	224,611	208,046
Entertainment: 0.25%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-2-2031	533,662	530,231
Housewares: 0.08%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.07	10-30-2029	163,956	164,092
Retail: 0.12%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	285,000	258,994
The accompanying notes are an integral part of these financial statements.
12 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.11%
Insurance: 0.11%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69%	1-31-2028	$245,000	$231,351
Industrial: 0.21%
Building materials: 0.21%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.17	11-23-2027	483,313	445,977
Technology: 0.06%
Software: 0.06%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.57	11-28-2028	134,524	134,037
Total loans (Cost $2,382,509)				2,306,498
Non-agency mortgage-backed securities: 4.44%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	474,856	475,997
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	571,487	498,346
BAHA Trust Series 2024-MAR Class B144A±±	6.39	12-10-2041	500,000	517,923
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	250,000	231,233
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.01	11-15-2028	1,000,000	985,004
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.33	10-15-2036	680,000	676,600
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	397,960	380,894
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.92	12-15-2039	360,000	359,775
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±##	6.07	5-25-2055	1,000,000	1,008,575
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	363,438
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	275,000	244,836
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.38	1-15-2036	360,000	344,895
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	242,068	242,819
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	978,533	982,148
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	500,000	503,815
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	367,754
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	300,000	244,091
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	960,000	960,470
Total non-agency mortgage-backed securities (Cost $9,388,317)				9,388,613
U.S. Treasury securities: 13.51%
U.S. Treasury Bonds##	4.25	8-15-2054	525,000	495,551
U.S. Treasury Bonds##	4.50	11-15-2054	2,430,000	2,394,309
U.S. Treasury Bonds##	4.63	11-15-2044	150,000	150,188
U.S. Treasury Notes##	3.88	3-31-2027	5,945,000	5,942,910
U.S. Treasury Notes##	4.00	2-28-2030	13,425,000	13,455,416
U.S. Treasury Notes##	4.25	1-15-2028	140,000	141,313
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 13

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes##	4.25%	1-31-2030	$1,935,000	$1,959,792
U.S. Treasury Notes##	4.63	2-15-2035	3,915,000	4,044,684
Total U.S. Treasury securities (Cost $28,337,013)				28,584,163
Yankee corporate bonds and notes: 11.05%
Basic materials: 0.40%
Chemicals: 0.22%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	495,000	458,790
Mining: 0.18%
Rio Tinto Finance USA PLC	5.88	3-14-2065	385,000	389,383
Communications: 0.49%
Media: 0.16%
Videotron Ltd.144A	3.63	6-15-2029	360,000	339,608
Telecommunications: 0.33%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	700,000	697,625
Consumer, cyclical: 0.51%
Leisure time: 0.51%
Carnival Corp.144A	6.13	2-15-2033	280,000	275,920
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	800,000	799,502
				1,075,422
Consumer, non-cyclical: 0.82%
Beverages: 0.33%
Coca-Cola Icecek AS144A	4.50	1-20-2029	735,000	698,160
Pharmaceuticals: 0.49%
1261229 BC Ltd.144A%%	10.00	4-15-2032	730,000	725,520
Bausch Health Cos., Inc.144A	6.13	2-1-2027	128,000	129,792
Bausch Health Cos., Inc.144A	11.00	9-30-2028	200,000	190,500
				1,045,812
Energy: 1.54%
Oil & gas: 1.03%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	185,366	176,293
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	890,000	851,299
Eni SpA144A	5.95	5-15-2054	735,000	718,843
TotalEnergies Capital SA	5.43	9-10-2064	470,000	442,588
				2,189,023
The accompanying notes are an integral part of these financial statements.
14 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.51%
Enbridge, Inc.	5.95%	4-5-2054	$75,000	$74,624
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	1,035,000	1,000,809
				1,075,433
Financial: 6.00%
Banks: 4.69%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	225,000	222,525
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	805,000	797,986
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	475,000	445,539
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	211,394
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	400,000	409,600
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	780,000	784,259
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	620,000	596,797
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	625,000	643,754
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	485,000	480,067
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	960,000	976,320
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	955,000	948,148
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	515,000	516,672
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±##	3.35	1-12-2037	1,145,000	1,004,027
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	915,000	913,533
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	715,000	733,186
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	255,000	247,355
				9,931,162
Diversified financial services: 0.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	665,000	680,652
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	400,000	406,572
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	535,000	552,988
				1,640,212
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 15

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.53%
Intact Financial Corp.144A	5.46%	9-22-2032	$560,000	$565,009
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	545,000	558,173
				1,123,182
Government securities: 0.13%
Multi-national: 0.13%
African Export-Import Bank144A	3.80	5-17-2031	320,000	283,725
Industrial: 0.39%
Engineering & construction: 0.06%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	120,000	127,683
Machinery-diversified: 0.14%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	289,000	289,245
Trucking & leasing: 0.19%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	400,000	407,203
Technology: 0.29%
Semiconductors: 0.29%
SK Hynix, Inc.144A	5.50	1-16-2027	600,000	607,753
Utilities: 0.48%
Electric: 0.48%
Comision Federal de Electricidad144A	3.35	2-9-2031	400,000	340,642
Comision Federal de Electricidad144A	3.88	7-26-2033	805,000	662,994
				1,003,636
Total yankee corporate bonds and notes (Cost $23,306,500)				23,383,057
Yankee government bonds: 2.96%
Argentina: 0.21%
Provincia de Cordoba144Aøø##	6.88	12-10-2025	50,001	49,751
Provincia de Cordoba144Aøø##	6.88	2-1-2029	410,000	385,323
				435,074
Benin: 0.42%
Benin144A##	7.96	2-13-2038	955,000	892,209
Colombia: 0.38%
Colombia##	7.50	2-2-2034	405,000	400,423
Colombia##	8.00	11-14-2035	400,000	401,800
				802,223
Dominican Republic: 0.42%
Dominican Republic144A##	4.50	1-30-2030	160,000	149,440
Dominican Republic144A##	4.88	9-23-2032	200,000	181,440
Dominican Republic144A##	5.50	2-22-2029	250,000	245,675
Dominican Republic144A##	7.05	2-3-2031	300,000	310,275
				886,830
The accompanying notes are an integral part of these financial statements.
16 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Israel: 0.18%
Israel##	5.75%	3-12-2054	$415,000	$380,802
Ivory Coast: 0.09%
Ivory Coast144A##	8.25	1-30-2037	200,000	192,006
Mexico: 0.28%
Mexico##	6.35	2-9-2035	590,000	591,009
Oman: 0.10%
Oman144A##	6.25	1-25-2031	200,000	207,728
Panama: 0.52%
Panama##	2.25	9-29-2032	790,000	575,235
Panama##	4.50	1-19-2063	880,000	534,248
				1,109,483
Peru: 0.36%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	735,000	754,176
Total yankee government bonds (Cost $6,248,298)				6,251,540

	Yield	Shares
Short-term investments: 6.72%
Investment companies: 1.28%
Allspring Government Money Market Fund Select Class♠∞##	4.27	2,709,697	2,709,697

				Principal
U.S. Treasury securities: 5.44%
U.S. Treasury Bills☼		3.70	4-8-2025	$5,500,000	5,495,459
U.S. Treasury Bills☼		3.70	4-8-2025	6,000,000	5,995,046
					11,490,505
Total short-term investments (Cost $14,200,242)					14,200,202
Total investments in securities (Cost $271,467,105)	128.84%				272,532,919
Other assets and liabilities, net	(28.84)				(60,997,320)
Total net assets	100.00%				$211,535,599

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 17

Portfolio of investments—March 31, 2025 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$148,328,865	$(145,619,168)	$0	$0	$2,709,697	2,709,697	$181,253
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	672,872	MYR	3,000,000	Morgan Stanley, Inc.	4-2-2025	$0	$(3,184)
USD	2,391,745	MYR	10,500,000	Morgan Stanley, Inc.	4-2-2025	25,548	0
MYR	4,500,000	USD	1,028,619	Morgan Stanley, Inc.	4-2-2025	0	(14,534)
MYR	9,000,000	USD	2,039,059	Morgan Stanley, Inc.	4-2-2025	0	(10,890)
USD	1,811,722	AUD	2,880,000	Morgan Stanley, Inc.	6-30-2025	10,816	0
USD	2,793,021	BRL	16,185,000	Morgan Stanley, Inc.	6-30-2025	10,211	0
USD	26,877,015	EUR	24,750,000	Morgan Stanley, Inc.	6-30-2025	0	(19,642)
EUR	200,000	USD	216,601	Morgan Stanley, Inc.	6-30-2025	745	0
USD	325,960	EUR	300,000	Morgan Stanley, Inc.	6-30-2025	0	(60)
USD	12,673,958	GBP	9,811,000	Morgan Stanley, Inc.	6-30-2025	1,577	0
USD	1,440,374	ZAR	26,400,000	Morgan Stanley, Inc.	6-30-2025	10,781	0
						$59,678	$(48,310)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	53	6-18-2025	$6,576,932	$6,479,250	$0	$(97,682)
Short
10-Year Euro BUND Index	(74)	6-6-2025	(10,514,013)	(10,308,484)	205,529	0
5-Year Euro-BOBL Futures	(49)	6-6-2025	(6,294,007)	(6,240,948)	53,059	0
The accompanying notes are an integral part of these financial statements.
18 | Allspring Income Plus ETF

Portfolio of investments—March 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Ultra 10-Year U.S. Treasury Notes	(171)	6-18-2025	$(19,419,714)	$(19,515,375)	$0	$(95,661)
5-Year U.S. Treasury Notes	(24)	6-30-2025	(2,591,212)	(2,595,750)	0	(4,538)
					$258,588	$(197,881)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX.NA.HY.S43	5.00%	Quarterly	12-20-2029	USD	1,720,000	$93,296	$131,928	$0	$(38,632)
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	2,639,342	213,617	229,851	0	(16,234)
Sell Protection
Markit CDX Emerging Markets Index S42	1.00	Quarterly	12-20-2029	USD	900,000	(24,506)	(21,197)	0	(3,309)
								$0	$(58,175)
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 19

Statement of assets and liabilities—March 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $268,757,408)	$269,823,222
Investments in affiliated securities, at value (cost $2,709,697)	2,709,697
Cash	15,648
Cash at broker segregated for futures contracts	702,000
Segregated cash for forward foreign currency contracts	1,890,000
Segregated cash for swap contracts	361,262
Foreign currency, at value (cost $(69,508))	30,984
Receivable for interest	2,375,757
Receivable for investments sold	2,204,266
Unrealized gains on forward foreign currency contracts	59,678
Receivable for daily variation margin on open futures contracts	26,327
Total assets	280,198,841
Liabilities
Payable for when-issued transactions	66,064,606
Payable for investments purchased	2,471,999
Management fee payable	59,111
Unrealized losses on forward foreign currency contracts	48,310
Payable for daily variation margin on open futures contracts	16,031
Payable for daily variation margin on centrally cleared swap contracts	1,495
Contingent tax liability	37
Accrued expenses and other liabilities	1,653
Total liabilities	68,663,242
Total net assets	$211,535,599
Net assets consist of
Paid-in capital	$211,130,945
Total distributable earnings	404,654
Total net assets	$211,535,599
Net asset value per share
Based on $211,535,599 divided by 8,500,000 shares issued and outstanding (unlimited number of shares authorized)	$24.89
The accompanying notes are an integral part of these financial statements.
20 | Allspring Income Plus ETF

Statement of operations—period ended March 31, 20251 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $12,101)	$2,131,891
Income from affiliated securities	181,253
Dividends	31,411
Total investment income	2,344,555
Expenses
Management fee	144,812
Total expenses	144,812
Net investment income	2,199,743
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	508,345
Foreign currency and foreign currency translations	(266,804)
Forward foreign currency contracts	(1,787,624)
Futures contracts	111,057
Swap contracts	25,602
Net realized losses on investments	(1,409,424)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $37)	1,065,777
Foreign currency and foreign currency translations	107,832
Forward foreign currency contracts	11,368
Futures contracts	60,707
Swap contracts	(58,175)
Net change in unrealized gains (losses) on investments	1,187,509
Net realized and unrealized gains (losses) on investments	(221,915)
Net increase in net assets resulting from operations	$1,977,828
1 For the period from December 4, 2024 (commencement of operations) to March 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 21

Statement of changes in net assets
Statement of changes in net assets
	Period ended March 31, 2025[1] (unaudited)
Operations
Net investment income		$2,199,743
Net realized losses on investments		(1,409,424)
Net change in unrealized gains (losses) on investments		1,187,509
Net increase in net assets resulting from operations		1,977,828
Distributions to shareholders from
Net investment income and net realized gains		(1,573,174)
Capital share transactions	Shares
Proceeds from shares sold	9,200,001	228,487,498
Payment for shares redeemed	(700,001)	(17,356,553)
Net increase in net assets resulting from capital share transactions		211,130,945
Total increase in net assets		211,535,599
Net assets
Beginning of period		0
End of period		$211,535,599
1 For the period from December 4, 2024 (commencement of operations) to March 31, 2025
The accompanying notes are an integral part of these financial statements.
22 | Allspring Income Plus ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Period ended March 31, 2025[1] (unaudited)
Net asset value, beginning of period	$25.00
Net investment income	0.42 [2]
Net realized and unrealized gains (losses) on investments	(0.21)
Total from investment operations	0.21
Distributions to shareholders from
Net investment income	(0.32)
Net asset value, end of period	$24.89
Total return[3]	0.84%
Ratios to average net assets (annualized)
Expenses	0.35%
Net investment income	5.33%
Supplemental data
Portfolio turnover rate[4]	123%
Net assets, end of period (000s omitted)	$211,536

[1]	For the period from December 4, 2024 (commencement of operations) to March 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Income Plus ETF | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Income Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
24 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
Allspring Income Plus ETF | 25

Notes to financial statements (unaudited)
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
26 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
In-kind redemptions:  For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of March 31, 2025, the aggregate cost of all investments for federal income tax purposes was $271,467,105 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,360,032
Gross unrealized losses	(1,280,318)
Net unrealized gains	$1,079,714
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Plus ETF | 27

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$65,092,463	$0	$65,092,463
Asset-backed securities	0	14,937,687	0	14,937,687
Corporate bonds and notes	0	59,160,450	0	59,160,450
Foreign corporate bonds and notes	0	25,334,449	0	25,334,449
Foreign government bonds	0	20,352,365	0	20,352,365
Investment companies	3,541,432	0	0	3,541,432
Loans	0	2,261,835	44,663	2,306,498
Non-agency mortgage-backed securities	0	9,388,613	0	9,388,613
U.S. Treasury securities	28,584,163	0	0	28,584,163
Yankee corporate bonds and notes	0	23,383,057	0	23,383,057
Yankee government bonds	0	6,251,540	0	6,251,540
Short-term investments
Investment companies	2,709,697	0	0	2,709,697
U.S. Treasury securities	11,490,505	0	0	11,490,505
	46,325,797	226,162,459	44,663	272,532,919
Forward foreign currency contracts	0	59,678	0	59,678
Futures contracts	258,588	0	0	258,588
Total assets	$46,584,385	$226,222,137	$44,663	$272,851,185
Liabilities
Forward foreign currency contracts	$0	$48,310	$0	$48,310
Futures contracts	197,881	0	0	197,881
Swap contracts	0	58,175	0	58,175
Total liabilities	$197,881	$106,485	$0	$304,366
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.,  is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.35% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.15% of the Fund’s average daily net assets of the Fund.
For the period from December 4, 2024 (commencement of operations) to March 31, 2025, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
28 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 4, 2024 (commencement of operations) to March 31, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 4, 2024 (commencement of operations) to March 31, 2025 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$275,194,182	$210,767,134	$182,334,420	$47,625,576
6.
DERIVATIVE TRANSACTIONS
During the period from December 4, 2024 (commencement of operations) to March 31, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the period from December 4, 2024 (commencement of operations) to March 31, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$2,412,719
Average contract amounts to sell	28,485,773
Futures contracts
Average notional balance on long futures	$6,310,550
Average notional balance on short futures	16,089,581
Swap contracts
Average notional balance	$2,507,622
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
Allspring Income Plus ETF | 29

Notes to financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$59,678	$59,678
Futures contracts	258,588 *	0	0	258,588
	$258,588	$0	$59,678	$318,266
Liability derivatives
Forward foreign currency contracts	$0	$0	$48,310	$48,310
Futures contracts	197,881 *	0	0	197,881
Swap contracts	0	58,175 *	0	58,175
	$197,881	$58,175	$48,310	$304,366

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of March 31, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the period from December 4, 2024 (commencement of operations) to March 31, 2025 was as follows:
	INTEREST RATE RISK	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(1,787,624)	$(1,787,624)
Futures contracts	111,057	0	0	111,057
Swap contracts	0	25,602	0	25,602
	$111,057	$25,602	$(1,787,624)	$(1,650,965)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$11,368	$11,368
Futures contracts	60,707	0	0	60,707
Swap contracts	0	(58,175)	0	(58,175)
	$60,707	$(58,175)	$11,368	$13,900
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$59,678	$(48,310)	$0	$11,368

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley, Inc.	$48,310	$(48,310)	$0	$0
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is
30 | Allspring Income Plus ETF

Notes to financial statements (unaudited)
charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 4, 2024 (commencement of operations) to March 31, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Income Plus ETF | 31

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

32 | Allspring Income Plus ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Income Plus ETF | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAINP 03-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: May 22, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: May 22, 2025